FCF P3 02/19

SUPPLEMENT DATED FEBRUARY 26, 2019

TO THE PROSPECTUS

DATED FEBRUARY 1, 2019

OF

FRANKLIN DYNATECH FUND
FRANKLIN GROWTH FUND
FRANKLIN INCOME FUND
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
FRANKLIN UTILITIES FUND

(Franklin Custodian Funds)

The prospectus is amended as follows:

I.  The Average Annual Total Returns table in the “Fund Summary – Franklin DynaTech Fund – Performance” section on page 7 is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Franklin DynaTech Fund - Class A
Return Before Taxes	-2.86%	9.77%	15.88%
Return After Taxes on Distributions	-3.45%	9.06%	15.36%
Return After Taxes on Distributions and Sale of Fund Shares	-1.19%	7.63%	13.43%
Franklin DynaTech Fund - Class C	1.04%	10.19%	15.67%
Franklin DynaTech Fund - Class R	2.56%	10.74%	16.26%
Franklin DynaTech Fund - Class R6	3.17%	11.46%	15.09%[1]
Franklin DynaTech Fund - Advisor Class	3.07%	11.30%	16.84%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)	-1.51%	10.41%	15.29%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	13.12%

1. Since inception May 1, 2013.

II.  The Average Annual Total Returns table in the “Fund Summary – Franklin Growth Fund – Performance” section on page 14 is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Franklin Growth Fund - Class A
Return Before Taxes	-8.70%	8.01%	12.87%
Return After Taxes on Distributions	-9.02%	7.41%	12.51%
Return After Taxes on Distributions and Sale of Fund Shares	-4.88%	6.26%	10.78%
Franklin Growth Fund - Class C	-5.06%	8.42%	12.66%
Franklin Growth Fund - Class R	-3.63%	8.96%	13.22%
Franklin Growth Fund - Class R6	-3.06%	9.68%	12.13%[1]
Franklin Growth Fund - Advisor Class	-3.15%	9.51%	13.79%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	13.12%

1. Since inception May 1, 2013.

III.  The Class A Annual Total Returns bar chart in the “Fund Summary – Franklin Income Fund – Performance” section on page 23 is replaced with the following:

IV. The Average Annual Total Returns table and second paragraph of the “Fund Summary – Franklin Income Fund – Performance” section on page 24 are revised with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Franklin Income Fund - Class A
Return Before Taxes	-9.77%	1.77%	8.30%
Return After Taxes on Distributions	-11.61%	-0.14%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares	-5.68%	0.67%	5.85%
Franklin Income Fund - Class A1	-9.48%	1.85%	8.39%
Franklin Income Fund - Class C	-6.63%	2.21%	8.31%
Franklin Income Fund - Class R	-5.74%	2.35%	8.48%
Franklin Income Fund - Class R6	-5.17%	2.90%	3.77%[1]
Franklin Income Fund - Advisor Class	-5.22%	2.84%	9.00%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	13.12%
Blended 50% MSCI USD High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)[2]	-1.88%	5.67%	8.48%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	-5.81%	3.18%	7.51%

1. Since inception May 1, 2013.
2. The Blended 50% MSCI USD High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index is replacing the Bloomberg Barclays U.S. Aggregate Index as a secondary index.

Historical performance for Class A shares in the bar chart and table above is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

V.  The Class A Annual Total Returns bar chart in the “Fund Summary – Franklin U.S. Government Securities Fund – Performance” section on page 32 of the prospectus is replaced with the following:

VI. The Average Annual Total Returns table and second paragraph of the “Fund Summary – Franklin U.S. Government Securities Fund – Performance” section on page 33 of the prospectus are revised with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Franklin U.S. Government Securities Fund - Class A
Return Before Taxes	-3.97%	0.50%	1.96%
Return After Taxes on Distributions	-5.20%	-0.86%	0.55%
Return After Taxes on Distributions and Sale of Fund Shares	-2.36%	-0.23%	0.93%
Franklin U.S. Government Securities Fund - Class A1	-4.00%	0.49%	1.97%
Franklin U.S. Government Securities Fund - Class C	-1.20%	0.88%	1.91%
Franklin U.S. Government Securities Fund - Class R	-0.07%	1.03%	2.06%
Franklin U.S. Government Securities Fund - Class R6	0.55%	1.66%	1.14%[1]
Franklin U.S. Government Securities Fund - Advisor Class	0.43%	1.53%	2.57%
Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes)	1.43%	1.46%	1.83%

1. Since inception May 1, 2013.

Historical performance for Class A shares in the bar chart and table above is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

VII.  The Class A Annual Total Returns bar chart in the “Fund Summary – Franklin Utilities Fund – Performance” section on page 39 of the prospectus is replaced with the following:

VIII. The Average Annual Total Returns table and second paragraph of the “Fund Summary – Franklin Utilities Fund – Performance” section on page 40 of the prospectus are revised with the following:

	1 Year	5 Years	10 Years
Franklin Utilities Fund - Class A
Return Before Taxes	-1.70%	8.21%	9.98%
Return After Taxes on Distributions	-3.34%	6.90%	8.94%
Return After Taxes on Distributions and Sale of Fund Shares	-0.36%	6.27%	8.06%
Franklin Utilities Fund - Class A1	-1.67%	8.23%	9.98%
Franklin Utilities Fund - Class C	1.23%	8.61%	9.92%
Franklin Utilities Fund - Class R	2.35%	8.79%	10.08%
Franklin Utilities Fund - Class R6	2.92%	9.44%	7.80%[1]
Franklin Utilities Fund - Advisor Class	2.89%	9.34%	10.64%
S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes)	4.11%	10.75%	10.46%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	13.12%

1. Since inception May 1, 2013.

Historical performance for Class A shares in the bar chart and table above is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

IX. The third Dealer Commission table in the “Fund Details – Dealer Compensation” section on page 154 of the prospectus is replaced with the following:

Effective on March 1, 2019, the dealer commission schedule is as follows:

Income, U.S. Government Securities and Utilities Funds	Class A	Class A1	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	3.50	3.50	--	--
$100,000 but under $250,000	3.00	3.00	--	--
$250,000 but under $500,000	2.25	2.25	--	--
$500,000 but under $1 million	up to 1.00	up to 1.00
$1 million or more	up to 1.00	up to 1.00	--	--
12b-1 fee to dealer	0.25[2]	0.15[2]	0.65[3]	0.50

1. Commission includes advance of the first year’s 0.15% 12b-1 service fee. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.
2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.